Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($) $ / shares
Statement of Stockholders' Equity [Abstract]
Issuance expenses | $	$ 631
Issuance of shares upon private offering price per share | $ / shares	$ 1.85